UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2005

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
218994
5553798
SH

SOLE

5553798
0
0
Allstate Corp.
Common
020002101
187722
3471911
SH

SOLE

3471911
0
0
American Express Co.
Common
025816109
1162
22575
SH

SOLE

22575
0
0
American International Group
Common
026874107
347597
5094622
SH

SOLE

5094622
0
0
Apache Corp.
Common
037411105
2868
41850
SH

SOLE

41850
0
0
Bank of America Corp.
Common
060505104
325400
7051158
SH

SOLE

7051158
0
0
Bank Of New York
Common
064057102
287
9000
SH

SOLE

9000
0
0
Berkshire Hathaway Inc.
Class A
084670108
7090
80
SH

SOLE

80
0
0
BP
Sponsored ADR
055622104
380
5920
SH

SOLE

5920
0
0
Career Education Corp.
Common
141665109
153230
4544230
SH

SOLE

4544230
0
0
Cendant Corp.
Common
151313103
273772
15871139
SH

SOLE

15871139
0
0
Chevron Corp
Common
166764100
272182
4794381
SH

SOLE

4794381
0
0
Chubb Corp.
Common
171232101
191170
1957727
SH

SOLE

1957727
0
0
Citigroup Inc.
Common
172967101
300275
6187662
SH

SOLE

6187662.048
0
0
Comcast Corp. Special Cl A
Class A Spl.
20030N200
305388
11887072
SH

SOLE

11887072
0
0
ConocoPhillips
Common
20825C104
115846
1991048
SH

SOLE

1991048
0
0
CVS Corp.
Common
126650100
234584
8878544
SH

SOLE

8878544
0
0
Devon Energy Corp.
Common
25179M103
282169
4511698
SH

SOLE

4511698
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
371
27424
SH

SOLE

27424.144
0
0
Dupont De Nemours
Common
263534109
221219
5205329
SH

SOLE

5205329
0
0
Emerson Electric
Common
291011104
215486
2884622
SH

SOLE

2884622
0
0
Exelon Corp.
Common
30161N101
257221
4840262
SH

SOLE

4840262
0
0
First Data Corp.
Common
319963104
167648
3897770
SH

SOLE

3897770
0
0
Ford Motor Co.
Common
345370860
297
38489
SH

SOLE

38489
0
0
Gannett Inc.
Common
364730101
134905
2227214
SH

SOLE

2227214
0
0
General Electric
Common
369604103
246384
7029727
SH

SOLE

7029727
0
0
GlaxoSmithKline
Sponsored ADR
37733W105
809
16032
SH

SOLE

16032
0
0
Goldman Sachs Group
Common
38141G104
3299
25830
SH

SOLE

25830
0
0
HCA Inc.
Common
404119109
201670
3993557
SH

SOLE

3993557
0
0
Honeywell
Common
438516106
159702
4287213
SH

SOLE

4287213
0
0
INTL Microcomputer Software
Common
459862306
116
120000
SH

SOLE

120000
0
0
Ishares Russell 1000 Value
Russell1000Val
464287598
4515
65405
SH

SOLE

65405
0
0
J.P. Morgan Chase & Co.
Common
46625h100
508
12797
SH

SOLE

12797
0
0
Liberty Media Corp.
Common
530718105
1024
130063
SH

SOLE

130063
0
0
Lilly (Eli) & Co.
Common
532457108
492
8700
SH

SOLE

8700
0
0
Martek Biosciences Corp
Common
572901106
541
22000
SH

SOLE

22000
0
0
Merrill Lynch
Common
590188108
173403
2560079
SH

SOLE

2560079
0
0
Morgan Stanley Dean Witter
Com New
617446448
253216
4462527
SH

SOLE

4462527
0
0
MuniEnhanced Fund
Common
626243109
263
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
661
43900
SH

SOLE

43900
0
0
North Fork Bancorp
Common
659424105
162658
5945329
SH

SOLE

5945329
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
348
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
Common
67062F100
284
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
176498
5620819
SH

SOLE

5620819
0
0
Pfizer Inc.
Common
717081103
149841
6425050
SH

SOLE

6425050
0
0
Pitney Bowes Inc.
Common
724479100
224693
5318161
SH

SOLE

5318161
0
0
Pulte Homes Inc.
Common
745867101
144488
3671026
SH

SOLE

3671026
0
0
Rochester Limited Term NY Muni Fund
Common
771740107
202
60243
SH

SOLE

60243
0
0
AT&T Inc.
Common
00206r102
219
8776
SH

SOLE

8776
0
0
Sprint Nextel Corp
Com Fon
852061100
231960
9929834
SH

SOLE

9929833.98
0
0
Stanley Works
Common
854616109
296
6153
SH

SOLE

6153
0
0
The Walt Disney Co.
Common
254687106
344
14350
SH

SOLE

14350
0
0
Time Warner Inc.
Common
887317105
320754
18391335
SH

SOLE

18391335
0
0
Tyco International Ltd.
Common
902124106
204020
7069880
SH

SOLE

7069880
0
0
United Technologies
Common
913017109
210172
3759040
SH

SOLE

3759040
0
0
Verizon Communications
Common
92343v104
459
15240
SH

SOLE

15240
0
0
Washington Mutual
Common
939322103
285144
6555160
SH

SOLE

6555160
0
0
Wellpoint
Common
94973V107
165232
2070876
SH

SOLE

2070876
0
0
Xerox
Common
984121103
208039
14200750
SH

SOLE

14200750
0
0
YUM! Brands
Common
988498101
112334
2396112
SH

SOLE

2396112
0
0


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total:	$ 7,861,847,230

List of Other Included Managers:

No.	13F File Number	Name

None